Cover	9 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Gamehaus Holdings Inc.
Entity Central Index Key	0002000530
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5th Floor
Entity Address, Address Line Two	Building 2
Entity Address, Address Line Three	No. 500 Shengxia Road
Entity Address, City or Town	Pudong New District
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.